Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document transition report	false
Document shell company report	false
Current fiscal year end date	--12-31
Document period end date	Dec. 31, 2022
Entity file number	1-14846
Entity registrant name	AngloGold Ashanti Limited
Entity incorporation, state or country code	T3
Entity address, address line one	112 Oxford Road
Entity address, address line two	Houghton Estate
Entity address, city or town	Johannesburg
Entity address, postal zip code	2198
Entity address, country	ZA
Entity common stock, shares outstanding (in shares)	418,600,473
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Amendment flag	false
Document fiscal year focus	2022
Document fiscal period focus	FY
Entity central index key	0001067428
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	Ordinary Shares
Trading symbol	AU
Security exchange name	NYSE
American Depositary Shares | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	American Depositary Shares
Trading symbol	AU
Security exchange name	NYSE
3.375% Notes due 2028 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	3.375% Notes due 2028
Trading symbol	AU/28
Security exchange name	NYSE
3.75% Notes due 2030 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	3.75% Notes due 2030
Trading symbol	AU/30
Security exchange name	NYSE
6.50% Notes due 2040 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	6.50% Notes due 2040
Trading symbol	AU/40
Security exchange name	NYSE
Business contact
Document Information [Line Items]
Entity address, address line one	112 Oxford Road
Entity address, address line two	Houghton Estate
Entity address, city or town	Johannesburg
Entity address, postal zip code	2198
Entity address, country	ZA
Contact personnel name	Gillian Ann Doran
City area code	+1 (720)
Local phone number	9538283
Contact personnel email address	gdoran@anglogoldashanti.com